CORRECTION OF ERRORS IN 2022 INTERIM FINANCIAL INFORMATION (Tables)	5 Months Ended
Jun. 30, 2023
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF ERROR CORRECTIONS

Condensed Balance Sheets	For the six months ended June 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Total assets	$5,620,989	$–	$5,620,989

Total current liabilities	1,381,419	–	1,381,419

Additional paid-in capital	41,184,654	(152,653)	41,032,001
Accumulated deficit	(36,945,162)	152,653	(36,792,509)
Other	78	–	78
Total stockholders’ equity	4,239,570	–	4,239,570

Total liabilities and stockholders’ equity	$5,620,989	$–	$5,620,989

Condensed Statements of Operations	For the six months ended June 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Gross profit (loss)	$(11,279)	$–	$(11,279)

Sales and marketing	194,067	–	194,067
Research and development	558,029	–	558,029
General and administrative	2,375,126	(152,653)	2,222,473
Total operating expenses	3,127,222	(152,653)	2,974,569

Total other income (expense)	(1,505,102)	–	(1,505,102)

Net income (loss)	$(4,643,603)	$152,653	$(4,490,950)
Net (loss) allocable to common stockholders	$(5,059,126)	$152,653	$(4,906,473)
(Loss) per share	$(1.16)	$0.04	$(1.12)
Weighted Average common shares outstanding	4,363,600	10,068	4,373,668

Condensed Statements of Operations	For the three months ended June 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Gross profit (loss)	$(3,573)	$–	$(3,573)

Sales and marketing	124,759	–	124,759
Research and development	353,226	–	353,226
General and administrative	1,883,843	(152,653)	1,731,190
Total operating expenses	2,361,828	(152,653)	2,209,175

Total other income (expense)	(1,342,114)	–	(1,342,114)

Net income (loss)	$(3,707,515)	$152,653	$(3,554,862)
Net (loss) allocable to common stockholders	$(3,835,723)	$152,653	$(3,683,070)
(Loss) per share	$(0.49)	$0.02	$(0.47)
Weighted Average common shares outstanding	7,821,515	–	7,821,515

Condensed Statements of Cash Flows	For the six months ended June 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Net income (loss)	$(4,643,603)	$152,653	$(4,490,950)

Adjustments to reconcile net income (loss) to net cash used in operation activities
Depreciation and amortization	94,705	(25,000)	69,705
Non-cash charge settled in equity	–	1,299,507	1,299,507
Prepaids and other current assets	(308,052)	(140,382)	(448,434)
Accrued and other liabilities	728,399	(921,718)	(193,320)
Other	1,047,540	–	1,047,540
Net cash (used in) operations	(3,081,011)	365,060	(2,715,951)

Net cash (used in) investing activities	(120,957)	–	(120,957)

IPO Issuance costs	–	(365,060)	(365,060)
Others	6,552,318	–	6,552,318
Net cash provided by financing activities	6,552,318	(365,060)	6,187,258

Net cash increase (decrease) for period	$3,350,350	$–	$3,350,350

Condensed Statements of Changes in Stockholders’ Equity	June 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Common Stock	$78	$–	$78
Additional paid-in capital	41,184,654	(152,653)	41,032,001
Accumulated deficit	(36,945,162)	152,653	(36,792,509)
Total stockholders’ equity	$4,239,570	$–	$4,239,570